Equity Incentive Plan - Schedule of Assumptions (Details)	12 Months Ended
	May 31, 2024	May 31, 2023
Share-based Compensation
Expected Volatility, Minimum	108.60%	99.20%
Expected Volatility, Maximum	115.70%	112.70%
Weighted-Average Volatility	112.24%	107.06%
Risk-Free Rate	3.96%	3.83%
Minimum
Share-based Compensation
Expected Term (In years)	5 years 1 month 6 days	5 years
Maximum
Share-based Compensation
Expected Term (In years)	6 years	6 years 1 month 6 days